Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000210871 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000210871 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000210871 | United States Treasury Bill, 2.11%, 08/07/2025
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000210871 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000210871 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000210871 | United States Treasury Bill, 0.54%, 07/10/2025
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000210871 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000210871 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210871 | Meta Platforms, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000210871 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000210871 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000210871 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210871 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000210871 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.04%
C000210872 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000210872 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000210872 | United States Treasury Bill, 2.11%, 08/07/2025
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000210872 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000210872 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000210872 | United States Treasury Bill, 0.54%, 07/10/2025
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000210872 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000210872 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210872 | Meta Platforms, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000210872 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000210872 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000210872 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210872 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000210872 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.04%
C000210870 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000210870 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000210870 | United States Treasury Bill, 2.11%, 08/07/2025
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000210870 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000210870 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000210870 | United States Treasury Bill, 0.54%, 07/10/2025
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000210870 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000210870 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210870 | Meta Platforms, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000210870 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000210870 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000210870 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000210870 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000210870 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.04%